Milestone payment liability - Additional Information (Details) $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($)
Phase 2B Clinical Study [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Cash or equivalent to common stock	$ 300
Contingent amounts payable to St. Cloud	240
Cash paid to employees	60
REM-001 Therapy [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Cash or equivalent to common stock	700
Contingent amounts payable to St. Cloud	560
Cash paid to employees	$ 140